Convertible Notes Payable - Summary of Convertible Notes Outstanding (Detail) - USD ($)	Sep. 30, 2016	Jul. 31, 2016	Dec. 31, 2015	Dec. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Convertible notes payable, principal				$ 22,100,000
Less current portion	$ (27,088,069)		$ (1,638,717)		$ 0
Convertible notes payable, long term	0		525,000		$ 0
Senior Secured Convertible Note
Debt Instrument [Line Items]
Convertible notes payable, principal			22,100,000
Debt discounts			(19,936,283)
Net convertible note payable			2,163,717
Less current portion			(1,638,717)
Convertible notes payable, long term			$ 525,000
Senior Secured Convertible Note 2016
Debt Instrument [Line Items]
Convertible notes payable, principal	75,000,000	$ 75,000,000
Debt discounts	(59,467,772)
Net convertible note payable	15,532,228
Less current portion	(15,532,228)
Convertible notes payable, long term	0
Senior Secured Convertible Note 2015
Debt Instrument [Line Items]
Convertible notes payable, principal	14,096,879
Debt discounts	(2,541,038)
Net convertible note payable	11,555,841
Less current portion	(11,555,841)
Convertible notes payable, long term	$ 0